Document and Entity Information	12 Months Ended
Mar. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 31, 2011
Registrant Name	Columbia Funds Series Trust II
Central Index Key	0001352280
Amendment Flag	false
Document Creation Date	Nov. 15, 2012
Document Effective Date	Nov. 15, 2012
Prospectus Date	Mar. 01, 2012